Capital Structure Financial Policies (Tables)	12 Months Ended
Dec. 31, 2024
Capital Structure Financial Policies
Schedule of components of ratios

	Capital
	Measure	December 31	December 31
($ millions)	Target	2024	2023
Components of ratios
Short-term debt		-	494
Current portion of long-term debt		997	-
Long-term debt		9 348	11 087
Total debt(1)		10 345	11 581
Current portion of long-term lease liabilities		599	348
Long-term lease liabilities		3 745	3 478
Total debt and lease liabilities(1)		14 689	15 407
Less: Cash and cash equivalents		3 484	1 729
Net debt and lease liabilities(1)		11 205	13 678
Net debt(1)		6 861	9 852
Shareholders’ equity		44 514	43 279
Total capitalization (total debt and lease liabilities plus shareholders’ equity)		59 203	58 686
Adjusted funds from operations(2)		13 846	13 325
Net debt and lease liabilities to adjusted funds from operations	<3.0 times	0.8	1.0
Total debt and lease liabilities to total debt and lease liabilities plus shareholders’ equity	20% - 35%	24.8%	26.3%
(1)	Total debt, total debt and lease liabilities, net debt and lease liabilities and net debt are non-GAAP financial measures. In 2024, the company revised the definition of net debt and total debt to exclude lease liabilities to better align with how management and industry monitor capital structure. This change had no impact on the company’s financial measures disclosed above.
(2)	Adjusted funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.